PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
Property, plant and equipment of the Company consisted of the following:

	December 31,
	2021	2020
Land	$1,330	$1,330
Buildings and improvements	10,623	8,594
Machinery and equipment	56,824	44,690
Construction in process	12,859	8,088

Total property, plant and equipment	81,636	62,702
Less: accumulated depreciation	30,141	18,973

Property, plant and equipment, net	$51,495	$43,729

Schedule of long-lived assets by geographic locations
The Company’s long-lived assets by geographic locations are as follows:

	December 31,
	2021	2020
United States	$49,547	$42,264
International	1,948	1,465

Total property, plant and equipment, net	$51,495	$43,729